Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net sales	$ 883,000	$ 895,000	$ 3,370,000	$ 2,775,000	$ 3,655,000	$ 3,872,000
Cost of goods sold	648,000	536,000	2,362,000	1,805,000	2,471,000	2,584,000
Gross profit	235,000	359,000	1,008,000	970,000	1,184,000	1,288,000
Operating expenses:
Research and development	24,000	23,000	77,000	62,000	82,000	93,000
Selling and marketing	89,000	131,000	408,000	350,000	459,000	545,000
General and administrative	294,000	286,000	951,000	968,000	1,236,000	1,412,000
Total operating expenses	407,000	440,000	1,436,000	1,380,000	1,777,000	2,050,000
Operating loss	(172,000)	(81,000)	(428,000)	(410,000)	(593,000)	(762,000)
Other (expense) / income:
Interest income	0	0	0	0	0	1,000
Interest expense	(42,000)	(66,000)	(133,000)	(200,000)	(265,000)	(284,000)
Other income, net	0	3,000	0	172,000	172,000	19,000
Total other (expense) / income	(42,000)	(63,000)	(133,000)	(28,000)	(93,000)	(264,000)
Net loss before tax	(214,000)	(144,000)	(561,000)	(438,000)	(686,000)	(1,026,000)
Income tax expense	(2,000)	0	(2,000)	(2,000)	5,000	(2,000)
Net loss	$ (216,000)	$ (144,000)	$ (563,000)	$ (440,000)	$ (681,000)	$ (1,028,000)
Basic and diluted loss per common share	$ (0.01)	$ 0	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.03)
Weighted average number of shares outstanding - basic & diluted	35,953,476	32,545,776	35,278,455	32,479,123	32,526,669	30,115,063